CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Millions		Total	Common shares	Accumulated Loss	Accumulated Other Comprehensive Income (Loss)	Paid-In Capital	Noncontrolling Interests
Beginning balance, shares at Dec. 31, 2011			1,000
Beginning Balance at Dec. 31, 2011		$ 3,408		$ (6,680)	$ (598)	$ 7,375	$ 3,311
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions and dividends paid to noncontrolling interests		(225)					(225)
Net (loss) income	[1]	(563)		(701)			138
Other comprehensive income		49			46		3
Stock compensation expense and other		12				12
Cash dividends paid by First Data Corporation to Parent		(7)		(7)
Purchase of noncontrolling interest		(48)				(46)	(2)
Ending balance, shares at Dec. 31, 2012			1,000
Ending Balance at Dec. 31, 2012		2,626		(7,388)	(552)	7,341	3,225
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions and dividends paid to noncontrolling interests		(189)					(189)
Net (loss) income	[1]	(726)		(869)			143
Other comprehensive income		(36)			(37)		1
Adjustments to redemption value of redeemable noncontrolling interest		(2)				(2)
Stock compensation expense and other		32				32
Capital contributed by Parent		7				7
Cash dividends paid by First Data Corporation to Parent		(28)		(28)
Purchase of noncontrolling interest		9				6	3
Ending balance, shares at Dec. 31, 2013			1,000
Ending Balance at Dec. 31, 2013		1,693		(8,285)	(589)	7,384	3,183
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions and dividends paid to noncontrolling interests		(231)					(231)
Net (loss) income	[1]	(299)		(458)			159
Other comprehensive income		(351)			(340)		(11)
Adjustments to redemption value of redeemable noncontrolling interest		(2)				(2)
Stock compensation expense and other		43				43
Capital contributed by Parent		2,482				2,482
Cash dividends paid by First Data Corporation to Parent		(686)		(686)
Purchase of noncontrolling interest		(1)				(1)	0
Ending balance, shares at Dec. 31, 2014			1,000
Ending Balance at Dec. 31, 2014		$ 2,648		$ (9,429)	$ (929)	$ 9,906	$ 3,100

[1]	(a)The total net loss presented in the consolidated statements of equity for the twelve months ended December 31, 2014, 2013, and 2012 is $34 million, $34 million, and $36 million, respectively, greater than the amount presented on the consolidated statements of operations due to the net income attributable to the redeemable noncontrolling interest not included in equity.